SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Leases (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Jan. 01, 2020	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Package of practical expedients	false
Lease, Practical Expedient, Use of Hindsight [true false]	false
Operating Lease, Liability		¥ 34,246			$ 5,374
Lease, Cost		22,147	$ 3,476	¥ 11,432
Operating Lease, Cost		21,755	3,414	11,297
Short-term Lease, Cost		¥ 392	$ 62	¥ 135
Operating Lease, Weighted Average Remaining Lease Term		1 year 10 months 24 days		5 years 25 days	1 year 10 months 24 days
Operating Lease, Weighted Average Discount Rate, Percent		7.54%		8.01%	7.54%